Label	Element	Value
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PD 1-3 Year Corporate Bond Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks investment results that correspond generally to the total return of an index that tracks the short-term U.S. corporate bond market.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2024, the portfolio turnover rate was 95% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	95.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in corporate bonds. These debt securities are those that are included in the Bloomberg US 1-3 Year Corporate Bond Index (“Corporate Bond Index”) or are those securities that the sub-adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the debt securities that comprise the Corporate Bond Index. The Corporate Bond Index is designed to measure the performance of the short-term U.S. corporate bond market in that it includes publicly issued corporate U.S. debt securities and U.S. dollar-denominated corporate foreign debt securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be fixed rate or in its fixed rate term (when it is variable rate debt securities) and non-convertible. The sub-adviser seeks to match the total return of the Corporate Bond Index before taking into account Fund costs (fees and expenses).
The sub-adviser does not intend to purchase all of the securities in the Corporate Bond Index, but rather will utilize a “sampling” methodology. Sampling means that the sub-adviser will select securities that represent a sample of securities in the Corporate Bond Index that have a similar investment profile as the entire Corporate Bond Index in terms of key risk factors, performance attributes and other characteristics. The sub-adviser generally expects the Fund to hold less than the total number of securities in the Corporate Bond Index, but reserves the right to hold as many securities as it believes necessary to meet the Fund’s investment goal. The quantity of holdings in the Fund will be based on a number of factors, including the Fund’s asset size. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries. As of December 31, 2024, a significant portion of the Fund is represented by securities of companies in the Financial sector. The weightings of the Fund are likely to change over time as the composition of the index changes over time.
The Fund may invest up to 20% of its assets in corporate bonds of U.S. and foreign issuers that are U.S. dollar-denominated and not currently in the Corporate Bond Index that have a remaining maturity of less than 1 year or greater than or equal to 3 years but less than 4 years, as long as the purchase of such corporate bonds does not cause the weighted average maturity of the Fund to be less than 1 year or greater than or equal to 3 years. Within this 20% limit, up to 10% of the Fund’s assets may be invested in corporate bonds that have a remaining maturity of less than 1 year, and up to 10% of the Fund’s assets may be invested in corporate bonds that have a remaining maturity of greater than or equal to 3 years but less than 4 years.
The Fund will not deviate from the above noted strategies at any time for any reason.
The Fund may lend its portfolio holdings to certain financial institutions.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a corporate domestic debt market index that the Investment Adviser considers to be representative of the corporate domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the corporate domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:•a broad-based securities market index that represents the overall domestic debt market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and•a corporate domestic debt market index that the Investment Adviser considers to be representative of the corporate domestic debt markets and the Fund’s principal investment strategies. The Investment Adviser considers the corporate domestic debt market index to be the appropriate benchmark index for the Fund for performance comparison.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 4.04%; Q1 2022: (2.41%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	4.04%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(2.41%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2024)
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. During periods when the Federal Reserve raises interest rates, the Fund may be subject to heightened levels of interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tracking Error Risk: Performance of the Fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Fund’s investments and that index.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Financial Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Financial Sector Risk: The operations and businesses of Financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in United States (“U.S.”) issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Index Sampling Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Sampling Risk: Because index sampling relies on the sub-adviser to select securities that have economic characteristics similar to securities in the index for which a Fund seeks corresponding investment results, as opposed to holding the constituent securities of that index in the same proportion as the index holds them, index sampling may not result in the aggregate in investment performance matching that index or of other funds that purchased all or substantially all of the securities in the same index in approximately the same proportions as their weightings in the index.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Passive Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Passive Management Risk: Regardless of performance, a passively managed (or index) fund generally holds constituent securities of the index for which the fund seeks corresponding investment results, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform an index). An index fund will also perform poorly when such index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track that index as closely as possible.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk: The Fund may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. The Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.

PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	331
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	27
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	84
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	146
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 331
PD 1-3 Year Corporate Bond Portfolio | Bloomberg US 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.28%
PD 1-3 Year Corporate Bond Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
PD 1-3 Year Corporate Bond Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.65%
Annual Return [Percent]	oef_AnnlRtrPct	1.80%
Annual Return [Percent]	oef_AnnlRtrPct	1.50%
Annual Return [Percent]	oef_AnnlRtrPct	1.33%
Annual Return [Percent]	oef_AnnlRtrPct	4.96%
Annual Return [Percent]	oef_AnnlRtrPct	2.94%
Annual Return [Percent]	oef_AnnlRtrPct	(0.37%)
Annual Return [Percent]	oef_AnnlRtrPct	(3.32%)
Annual Return [Percent]	oef_AnnlRtrPct	5.21%
Annual Return [Percent]	oef_AnnlRtrPct	4.91%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class P (incepted April 30, 2014)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.93%
Performance Inception Date	oef_PerfInceptionDate	Apr. 30, 2014